Acquisitions (Details)						3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 05, 2018 USD ($) facility	Aug. 30, 2017 USD ($)	Oct. 28, 2016 USD ($)	Sep. 01, 2016 USD ($)	Feb. 07, 2016 USD ($)	Dec. 31, 2018 USD ($)	Apr. 01, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Oct. 27, 2016
Acquisitions
Cash payment, net of $64 million of cash acquired									$ 264,000,000	$ 54,000,000	$ 219,000,000
Goodwill						$ 167,000,000		$ 19,000,000	167,000,000	22,000,000	19,000,000
Net sales									6,583,000,000	5,809,000,000	5,379,000,000
Net earnings (loss)									$ (17,000,000)	$ 246,000,000	$ 314,000,000
Earnings (loss) per common share | $ / shares									$ (14.61)	$ 211.01	$ 266.50
Maximum
Acquisitions
Time lag for reporting financial information									3 months
Belarina
Acquisitions
Acquisition of business, cash consideration			$ 0
Remaining interest acquired						2
Mimran
Acquisitions
Cash payment, net of $64 million of cash acquired	$ 264,000,000
Euro denominated note payable due 2021, 3.25% interest	46,000,000
Contingent consideration	14,000,000
Total fair value of consideration at acquisition date	324,000,000
Cash acquired	$ 64,000,000
Interest rate of note payable	3.25%
Purchase price allocation adjustment to property, plant and equipment						34,000,000
Current assets						83,000,000			$ 83,000,000
Property, plant and equipment						91,000,000			91,000,000
Intangible assets						78,000,000			78,000,000
Goodwill						148,000,000			148,000,000
Other assets						4,000,000			4,000,000
Total fair value of assets acquired						404,000,000			404,000,000
Current liabilities						(38,000,000)			(38,000,000)
Other long-term liabilities						(38,000,000)			(38,000,000)
Total liabilities assumed						(76,000,000)			(76,000,000)
Less: Noncontrolling interest						(4,000,000)			(4,000,000)
Net fair value of assets acquired						324,000,000			$ 324,000,000
Time lag for reporting financial information									3 months
Earn-out, low end of range	$ 0
Earn-out, high end of range	$ 48,000,000
Earn-out time period following closing, low end of range	5 years
Earn-out time period following closing, high end of range	8 years
Net sales from the date of acquisition									$ 247,000,000
Net earnings from the date of acquisition									17,000,000
Acquisition costs										$ 2,000,000
Unaudited pro forma information:
Net sales									6,643,000,000	6,095,000,000
Net earnings (loss)									$ (13,000,000)	$ 272,000,000
Earnings (loss) per common share | $ / shares									$ (10.90)	$ 233.45
Mimran | Intangible Assets
Acquisitions
Purchase price allocation adjustment to intangibles						(22,000,000)
Mimran | Goodwill
Acquisitions
Purchase price allocation adjustment to intangibles						(13,000,000)
Mimran | Trade names
Acquisitions
Intangible assets	$ 28,000,000
Estimated useful life	9 years
Mimran | Customer relationships
Acquisitions
Intangible assets	$ 50,000,000
Estimated useful life	9 years
Pork
Acquisitions
Goodwill						18,000,000		18,000,000	$ 18,000,000	$ 18,000,000	$ 18,000,000
Net sales									1,774,000,000	1,609,000,000	1,443,000,000
Pork | New Fashion Pork, LLP
Acquisitions
Acquisition of business, cash consideration		$ 40,000,000
Inventories		6,000,000
Property, plant and equipment		34,000,000
Total		40,000,000
Pork | New Fashion Pork, LLP | Maximum
Acquisitions
Acquisition costs		$ 1,000,000
Pork | Texas Farm LLC
Acquisitions
Acquisition of business, cash consideration				$ 59,000,000
Inventories				16,000,000
Property, plant and equipment				42,000,000
Goodwill				3,000,000
Accounts payable				(2,000,000)
Total				59,000,000
Net sales											4,000,000
Net earnings (loss)											(2,000,000)
Pork | Texas Farm LLC | Maximum
Acquisitions
Acquisition costs				$ 1,000,000
Pork | Christensen Farms
Acquisitions
Acquisition of business, cash consideration					$ 148,000,000
Inventories					33,000,000
Property, plant and equipment					111,000,000
Intangible assets					1,000,000
Goodwill					3,000,000
Total					148,000,000
Net sales											119,000,000
Net earnings (loss)											(5,000,000)
Pork | Christensen Farms | Maximum
Acquisitions
Acquisition costs					$ 1,000,000
Pork | Christensen Farms | Customer relationships
Acquisitions
Weighted average useful life (in years)					1 year 7 months 6 days
Pork | Additional acquisitions
Acquisitions
Acquisition of business, cash consideration								$ 12,000,000
Number of acquisitions | item								3
Inventories								$ 1,000,000			1,000,000
Property, plant and equipment								11,000,000			11,000,000
Pork | Additional acquisitions | Maximum
Acquisitions
Acquisition costs								1,000,000
CT&M
Acquisitions
Goodwill						$ 149,000,000		$ 1,000,000	149,000,000	4,000,000	1,000,000
Net sales									$ 3,428,000,000	2,945,000,000	$ 2,778,000,000
CT&M | Pulse and grain elevator
Acquisitions
Acquisition of business, cash consideration							$ 14,000,000			$ 14,000,000
Property, plant and equipment							11,000,000
Goodwill							3,000,000
CT&M | Pulse and grain elevator | Maximum
Acquisitions
Acquisition costs							$ 1,000,000
CT&M | Belarina
Acquisitions
Acquisition of business, cash consideration			0
Accounts receivable			7,000,000
Inventories			6,000,000
Property, plant and equipment			25,000,000
Goodwill			1,000,000
Other assets			4,000,000
Third-party debt			(14,000,000)
Other long-term liabilities			(11,000,000)
Total			18,000,000
Fair value of pre-existing interest			18,000,000
Net sales			$ 0
Percentage of ownership			98.00%									50.00%
Time lag for reporting financial information			3 months
CT&M | Belarina | Selling, general and administrative expenses
Acquisitions
Gain related to recognizing the fair value of pre-existing affiliate receivables			$ 4,000,000
CT&M | Mimran
Acquisitions
Number of flour mills operated | facility	3